Form N-CSR Cover	12 Months Ended
Feb. 28, 2026
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	true
Amendment Description	The registrant is filing this amendment to its filing on Form N-CSR for the period ended February 28, 2026, which was originally filed with the Securities and Exchange Commission on May 7, 2026 (Accession Number 0000908695-26-000012), solely to update the responses to Item 4(g). No other changes have been made to the initial Form N-CSR filing, and this amended filing does not amend, update or change any other items or disclosures found in the initial Form N-CSR filing.
Registrant Name	Victory Portfolios III (formerly USAA Mutual Funds Trust)
Entity Central Index Key	0000908695
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026